ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	$ 2,545.0	$ 1,858.5
Other comprehensive income (loss)	(20.7)	69.4	$ 9.2
Equity at end of period	1,424.7	2,545.0	1,858.5
Accumulated other comprehensive loss
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	(60.4)	(129.5)	(136.0)
Other comprehensive income (loss)	(20.9)	69.1	6.5
Equity at end of period	(81.3)	(60.4)	(129.5)
Cash flow hedges
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	(14.5)	(86.2)	(71.1)
Other comprehensive income (loss)	(15.8)	71.7	(15.1)
Equity at end of period	$ (30.3)	(14.5)	(86.2)
Expected reversal period	8 years 3 months
Defined benefit plans
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	$ (45.9)	(43.3)	(64.9)
Other comprehensive income (loss)	(5.1)	(2.6)	21.6
Equity at end of period	$ (51.0)	$ (45.9)	$ (43.3)